SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Total assets	$ 108,279	$ 118,724
Current liabilities:
Accounts payable-intercompany	19,031	25,120
Total current liabilities	35,427	40,042
Total liabilities	39,928	41,323
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 41,123 and 40,907 shares issued at December 31, 2021 and December 31, 2020, respectively; 36,114 and 35,898 shares outstanding at December 31, 2021 and December 31, 2020, respectively	123	123
Additional paid-in capital	1,266,822	1,266,318
Treasury stock, at cost: 5,009 and 5,009 shares at December 31, 2021 and December 31, 2020, respectively	(12,322)	(12,322)
Accumulated deficit	(1,246,207)	(1,240,379)
Accumulated other comprehensive income	59,935	63,661
Total shareholders' equity	68,351	77,401
Total liabilities and shareholders' equity	108,279	118,724
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries	82,696	91,904
Total assets	82,696	91,904
Current liabilities:
Accounts payable-intercompany	14,345	14,503
Total current liabilities	14,345	14,503
Total liabilities	14,345	14,503
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 41,123 and 40,907 shares issued at December 31, 2021 and December 31, 2020, respectively; 36,114 and 35,898 shares outstanding at December 31, 2021 and December 31, 2020, respectively	123	123
Additional paid-in capital	1,266,822	1,266,318
Treasury stock, at cost: 5,009 and 5,009 shares at December 31, 2021 and December 31, 2020, respectively	(12,322)	(12,322)
Accumulated deficit	(1,246,207)	(1,240,379)
Accumulated other comprehensive income	59,935	63,661
Total shareholders' equity	68,351	77,401
Total liabilities and shareholders' equity	$ 82,696	$ 91,904